Fair Value Measurement (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Assets
Long-term equity investment	$ 5,746	¥ 40,000	¥ 56,000
Recurring
Assets
Long-term equity investment		40,000	56,000
Total Assets		51,500	127,483
Recurring | Wealth management products
Assets
Short-term investments		11,500	71,483
Level 2 | Recurring
Assets
Total Assets		11,500	71,483
Level 2 | Recurring | Wealth management products
Assets
Short-term investments		11,500	71,483
Level 3 | Recurring
Assets
Long-term equity investment		40,000	56,000
Total Assets		¥ 40,000	¥ 56,000